Interests in Subsidiaries	12 Months Ended
Jun. 30, 2024
Interests in Subsidiaries [Abstract]
Interests in subsidiaries

Note 34. Interests in subsidiaries

(a) Information about principal subsidiaries

The subsidiaries listed below have share capital consisting solely of ordinary shares, which are held directly by the Consolidated Entity. The proportion of ownership interests held equals the voting rights held by the Consolidated Entity. Each subsidiary’s principal place of business is also its country of incorporation or registration

Name	Principal place of business/Country of incorporation	Ownership interest
		30 June 2024	30 June 2023
		%	%
Nutrigel Unit Trust	Melbourne VIC Australia	100.00%	100.00%
Nutrigel Pty Ltd	Melbourne VIC Australia	100.00%	100.00%
Sport Supplements Unit Trust	Melbourne VIC Australia	100.00%	100.00%
Sport Supplements Pty Ltd	Melbourne VIC Australia	100.00%	100.00%

(b) Significant Restrictions

There are no significant restrictions over the Consolidated Entity’s ability to access or use assets, and settle liabilities, of the Consolidated Entity.